Income Taxes (Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal, Current income tax expense					$ (21,697)	$ 560	$ 21,234
State and local, Current income tax expense					(1,751)	2,461	2,064
Current income tax expense					(23,448)	3,021	23,298
Federal, Deferred income tax (benefit) expense					20,049	9,737	(9,635)
State and local, Deferred income tax (benefit) expense					1,603	4,537	(7,869)
Deferred income tax (benefit) expense					21,652	14,274	(17,504)
Total income tax provision	$ 1,251	$ (1,924)	$ (26)	$ 1,427	$ (1,796)	$ 17,295	$ 5,794